Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Summary of inventories

	As of December 31,
	2020	2021
Raw materials, work in process and supplies	227,836	1,468,801
Finished products	820,168	149,089
Total	1,048,004	1,617,890